As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on August 18, 2000                          Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 23 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b) of Rule 485
      --------
         X       on September 1, 2000 pursuant to paragraph (b) of Rule 485
      --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                              LOCATION - PROSPECTUS DATED
FORM N-4                                                                      MAY 1, 2000, AND AS AMENDED
ITEM NO.                           PART A (PROSPECTUS)                            BY SUPPLEMENT DATED
                                                                                   SEPTEMBER 1, 2000
    1           Cover Page.........................................    Cover Page

    2           Definitions........................................    Not Applicable

    3           Synopsis...........................................    Contract Overview; Fee Table, and as amended

    4           Condensed Financial Information....................    Condensed Financial Information; Appendix IV -
                                                                       Condensed Financial Information

    5           General Description of Registrant, Depositor, and
                Portfolio Companies................................    Other Topics - The Company; Variable Annuity
                                                                       Account C; Appendix III - Fund Descriptions

    6           Deductions and Expenses............................    Fees

    7           General Description of Variable Annuity Contracts..    Contract Overview; Other Topics

    8           Annuity Period.....................................    The Income Phase

    9           Death Benefit......................................    Death Benefit

   10           Purchases and Contract Value.......................    Contract Purchase and Participation; Your
                                                                       Account Value

   11           Redemptions........................................    Right to Cancel; Withdrawals; Systematic
                                                                       Distribution Options

   12           Taxes..............................................    Taxation

   13           Legal Proceedings..................................    Other Topics - Legal Matters and Proceedings,
                                                                       and as amended

   14           Table of Contents of the Statement of Additional
                Information........................................    Contents of the Statement of Additional
                                                                       Information

                                                                                    LOCATION - STATEMENT OF
FORM N-4                                                                         ADDITIONAL INFORMATION DATED
ITEM NO.               PART B (STATEMENT OF ADDITIONAL INFORMATION                      MAY 1, 2000
   15           Cover Page.........................................    Cover page

   16           Table of Contents..................................    Table of Contents

   17           General Information and History....................    General Information and History

   18           Services...........................................    General Information and History; Independent Auditors

   19           Purchase of Securities Being Offered...............    Offering and Purchase of Contracts

   20           Underwriters.......................................    Offering and Purchase of Contracts

   21           Calculation of Performance Data....................    Performance Data; Average Annual Total Return Quotations

   22           Annuity Payments...................................    Income Phase Payments

   23           Financial Statements...............................    Financial Statements of the Separate Account;
                                                                       Financial Statements of Aetna Life Insurance and
                                                                       Annuity Company

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 1, 2000, is incorporated into Part A of this Post-Effective Amendment No. 23 by reference to Registrant's filing under Rule 497(c) filed on May 2, 2000 (File No. 33-75962). The Statement of Additional Information dated May 1, 2000 is incorporated into Part B of this Post-Effective Amendment No. 23 by reference to Registrant's filing on Form N-4 (File No. 33-75962) as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus dated September 1, 2000, is included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT C

                   Aetna Life Insurance and Annuity Company

    Supplement dated September 1, 2000 to the Prospectus dated May 1, 2000

GENERAL DESCRIPTION OF GET K

Series K of the Aetna GET Fund (GET K) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET K. Aeltus Investment Management, Inc. serves as the investment adviser to GET K.

We will offer GET K shares only during its offering period, which is scheduled to run from September 14, 2000 through the close of business on December 13, 2000. GET K may not be available under your contract, your plan or in your state. Please read the GET K prospectus for a more complete description of GET K, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET K

GET K seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET K's guarantee period runs from December 14, 2000 through December 13, 2005. During the offering period, all GET K assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET K will end on December 13, 2005, which is GET K's maturity date. The Company guarantees that the value of an accumulation unit of the GET K subaccount under the contract on the maturity date (as valued after the close of business on December 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET K subaccount to make up the difference. This means that if you remain invested in GET K until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET K as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET K subaccount. The value of dividends and distributions made by GET K throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET K investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET K before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET K. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET K amounts. If you do not make a choice, on the maturity date we will transfer your GET K amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET K amounts to the fund or funds designated by the Company.



X.GETK75962-0                                              September 2000

The following information amends the "Fee Table" section contained in the prospectus:

FEES DEDUCTED FROM THE SUBACCOUNTS DURING THE ACCUMULATION PHASE
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)


Mortality and Expense Risk Charge ........................................           1.10%(2)
Administrative Expense Charge ............................................     0.00%-0.25%(3)
GET K Guarantee Charge (deducted daily during the Guarantee Period) ......           0.25%
                                                                             --------------
Total Separate Account Expenses ..........................................     1.35%-1.60%
                                                                             ==============

FEES DEDUCTED BY THE FUNDS

The following information supplements the "Fund Expense Table" contained in the prospectus:

Aetna GET Fund Series K Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(4)   Other Expenses(5)   (after expense reimbursement)(6)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series K           0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET K prospectus.


-----------------------

(2) The mortality and expense risk charge for all subaccounts except the Aetna Money Market VP subaccount is 1.10% on an annual basis effective February 15, 2000, 1.05% on an annual basis effective February 15, 2001, and 1.00% on an annual basis effective February 15, 2002. The mortality and expense risk charge for the Aetna Money Market VP subaccount is 0.35% on an annual basis effective February 15, 2000. During the income phase, the mortality and expense risk charge for all subaccounts is 1.25% annually.

(3) We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

(4) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(5) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET K and any additional direct fund expenses.

(6) The investment adviser is contractually obligated through GET K's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET K's other expenses in order to ensure that GET K's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET K's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

Hypothetical Examples--Aetna GET Fund Series K

Account Fees Incurred Over Time. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET K investment option under the contract (until GET K's maturity date), assuming a 5% annual return on the investment.(7)

------------------------------                Example A                         Example B
> THESE EXAMPLES ARE PURELY          If you withdraw your entire       If you leave your entire
  HYPOTHETICAL.                      account value at the end of       account value invested or if
> THEY SHOULD NOT BE                 the periods shown, you would      you select an income phase
  CONSIDERED A REPRESENTATION        pay the following expenses,       payment option at the end of
  OF PAST OR FUTURE EXPENSES         including any applicable          the periods shown, you would
  OR EXPECTED RETURNS.               early withdrawal charge           pay the following expenses
> ACTUAL EXPENSES AND/OR             assessed:                         (no early withdrawl charge
  RETURNS MAY BE MORE OR LESS                                          is assessed):
  THAN THOSE SHOWN BELOW.
------------------------------
                                     1 Year   3 Years   5 Years           1 Year   3 Years   5 Years
                                     -------- --------- ---------         -------- --------- --------
Aetna GET Fund Series K               $75       $127      $183              $24      $73        $126


-----------------------
(7) The examples shown reflect a maximum mortality and expense risk charge of 1.10% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET K guarantee charge of 0.25% on an annual basis, and all charges and expenses of the GET K Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fees" section of your prospectus.)

The following information replaces the information in the section entitled "Other Topics--Legal Matters and Proceedings" in the prospectus:

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company is a defendant in two such lawsuits:

A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). This case has been removed to the United States District Court for the Northern District of Alabama. The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Allan Eckert against the Company (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from the Company. The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

X.GETK75962-0                                              September 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------

     (a) Financial Statements:
         (1)    Incorporated by reference in Part A:
                Condensed Financial Information
         (2)    Incorporated by reference in Part B:
                Financial Statements of Variable Annuity Account C:
                -  Statement of Assets and Liabilities as of December 31, 1999
                -  Statement of Operations for the year ended December 31, 1999
                - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
                -  Condensed Financial Information for the year ended
                   December 31, 1999
                -  Notes to Financial Statements
                -  Independent Auditors' Report
                Financial Statements of the Depositor:
                -  Independent Auditors' Report
                - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
                -  Consolidated Balance Sheets as of December 31, 1999 and 1998
                - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
                - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
                -  Notes to Consolidated Financial Statements

     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (4.1)  Variable Annuity Contract (G-TDA-HH(XC/M))(4)
         (4.2)  Variable Annuity Contract (G-TDA-HH(XC/S))(4)
         (4.3)  Variable Annuity Certificate (GTCC-HH(XC/M))(5)
         (4.4)  Variable Annuity Certificate (GTCC-HH(XC/S))(5)
         (4.5) Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(3)
         (4.6)  Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(6)
         (4.7)  Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(6)
         (4.8) Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(6)

         (4.9) Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(5)
         (4.10) Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(7)
         (4.11) Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(8)
         (4.12) Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and
                G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                GTCC-HH(XC/S)(9)
         (4.13) Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
                Certificate G-TDA-HH(XC/M)(10)
         (4.14) Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and
                Certificate G-TDA-HH(XC/S)(10)
         (5) Variable Annuity Contract Application (300-GTD-NY(5/98))(8) (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
                Company(11)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(13)
         (7)    Not applicable
         (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.2)  Amendment dated November 9, 1998 to Fund Participation
                Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus
                Investment Management, Inc. dated as of May 1, 1998(14)
         (8.3)  Second Amendment dated December 31, 1999 to Fund Participation
                Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(15)
         (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of
                its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(16)
         (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
                11, 2000(16)
         (8.6) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.7) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(14)
         (8.8) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(16)
         (8.9) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(16)
         (8.10) Fund Participation Agreement among Calvert Responsibly Invested
                Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(17)
         (8.11) Service Agreement between Calvert Asset Management Company, Inc.
                and Aetna Life Insurance and Annuity Company dated December 1, 1997(17)
         (8.12) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.13) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(18)
         (8.14) Sixth Amendment dated November 6, 1997 to the Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(19)
         (8.15) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.16) Eighth Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, November 6, 1997 and May 1, 1998(15)
         (8.17) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.18) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(18)
         (8.19) Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(20)
         (8.20) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.21) Eighth Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20,
                1998 and May 1, 1998(16)
         (8.22) Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(21)
         (8.23) Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(18)
         (8.24) Service Contract between Fidelity Distributors Corporation and
                Aetna Life Insurance and Annuity Company dated May 2, 1997(14) (8.25) Fund Participation Agreement among Janus Aspen Series and Aetna
                Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(20)
         (8.26) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(14)
         (8.27) Second Amendment dated December 1, 1999 to Fund Participation
                Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(15)
         (8.28) Amendment dated as of August 1, 2000 to Fund Participation
                Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1999 and December 1, 1999(22)
         (8.29) Service Agreement between Janus Capital Corporation and Aetna
                Life Insurance and Annuity Company dated December 8, 1997(23) (8.30) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(22)
         (8.31) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(22)
         (8.32) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
         (8.33) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(24)
         (8.34) Fund Participation Agreement among MFS Variable Insurance Trust,
                Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)
         (8.35) Fourth Amendment dated May 1, 1998 to the Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(25)

         (8.36) Fifth Amendment dated May 1, 1998 to the Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(26)
         (8.37) Fifth Amendment dated July 1, 1999 to Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(27)
         (8.38) Fund Participation Agreement dated March 11, 1997 between Aetna
                Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(28)
         (8.39) First Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(16)
         (8.40) Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(28)
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable
         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data(5)
         (14.1) Powers of Attorney(29)
         (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

10. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
22. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
24. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
25. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
27. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
28 Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
29. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*             Positions and Offices with Depositor
-----------------             ------------------------------------
John Y. Kim                   Director, President and Chief Investment Officer

Allan Baker                   Director and Senior Vice President

Catherine H. Smith            Director, Senior Vice President and Chief Financial
                              Officer

Kirk P. Wickman               Senior Vice President, General Counsel and Corporate
                              Secretary

Deborah Koltenuk              Vice President, Corporate Controller and Assistant
                              Treasurer

Brian Murphy                  Vice President and Chief Compliance Officer


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
-------------------------------------------------------------------------

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage are are based on ownership of voting rights), and (3) its principal business.


June 30, 2000
                            COMPANY ORGANIZATION LIST

-------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                            CT (1)              Publicly Held                             Holding Company
-------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.                  CT (1) (*)          Aetna Inc.               100%             Holding Company
-------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.            PA (1) (*)          Aetna Inc.               100%             Holding Company
-------------------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity Company Limited  Bermuda (1) (*)     Aetna Inc.               100%             Insurance
-------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company          CT (1) (*)          Aetna Services, Inc.     100%             Life and Health Insurance
                                                                                                    and Related Services
-------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Services, Inc.       CT (1) (*)          Aetna Services, Inc.     100%             Holding Company
-------------------------------------------------------------------------------------------------------------------------------
Aetna International, Inc.             CT (1) (*)          Aetna Services, Inc.     100%             Holding Company for
                                                                                                    International Subsidiaries
-------------------------------------------------------------------------------------------------------------------------------
Aetna Health and Life Insurance       CT (1) (*)          Aetna Services, Inc.     100%             Life and Health Insurance
Company
-------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust I                 DE (4) (*)          Aetna Services, Inc.     100%             Business Trust
-------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust II                DE (4) (*)          Aetna Services, Inc.     100%             Business Trust
-------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust III               DE (4) (*)          Aetna Services, Inc.     100%             Business Trust
-------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust IV                DE (4) (*)          Aetna Services, Inc.     100%             Business Trust
-------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.                  CT (1) (*)          Aetna Services, Inc.     100%             Holding Company
-------------------------------------------------------------------------------------------------------------------------------

(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company
(6) Federal Savings Association

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.                CT (1) (***)        Aetna Services, Inc.     100%(a)          Supports Charitable Scientific,
                                                                                                    Literary and Educational
                                                                                                    Activities
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine Re-Insurance   U.K. (1) (***)      Aetna Services, Inc.      10%             Reinsurance
Company Limited
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Business Resources, Inc.        CT (1) (*)          Aetna Services, Inc.     100%             Provides Business Services to
                                                                                                    External Clients
-----------------------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated              CT (1) (*)          Aetna Services, Inc.     100%             Shell Corp. for Interest in
                                                                                                    Cogeneration
-----------------------------------------------------------------------------------------------------------------------------------
PHPSNE Parent Corporation             DE (1) (*)          AUSHC Holdings, Inc.      55%             Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Luettgens Limited                     CT (1) (*)          Aetna Services, Inc.     100%             Retail Specialty Store
-----------------------------------------------------------------------------------------------------------------------------------
AE Housing Corp.                      CT (1) (*)          Aetna Services, Inc.     100%             Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
A.S.I. Wings, L.L.C.                  DE (5) (*)          Aetna Services, Inc.     100%             General Business Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Realty Investments I, Inc.      CT (1) (*)          Aetna Services, Inc.     100%             Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Southern New    CT (1) (*)          PHPSNE Parent            100%             Health Care
England, Inc.                                             Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Properties I Limited            CT (2) (***)        Aetna Realty              84%(b)          Real Estate Investment
Partnership                                               Investments I, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.                    CT (1) (*)          Aetna Life Insurance     100%             Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------

--------

(a) Nonstock Corporation

(b) Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.                   TX (1) (*)          Aetna Life Insurance     100%             Real Estate Investment and
                                                          Company                                   Management
-----------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc. - II              CT (1) (*)          Aetna Life Insurance     100%             Real Estate
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, L.L.C.                 CT (5) (*)          Aetna Life Insurance      99%(c)          Real Estate
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
ALEC Coinvestment Fund 1, L.L.C.      DE (5) (**)         Aetna Life Insurance     100%             Private Equity Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.                   DE (1) (*)          Aetna Life Insurance     100%             Real Estate
                                                          Company

-----------------------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.                     CT (1) (*)          Aetna Life Insurance     100%             Cogeneration
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of            CT (1) (*)          AHP Holdings, Inc.       100%             Insurance
Connecticut
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment Company         CT (1) (*)          Aetna Life Insurance     100%             Assignment Company for
                                                          Company                                   Structured Settlements
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Properties, Inc.    CT (1) (*)          Aetna Life Insurance     100%             Acquire, Develop and Lease Real
                                                          Company                                   Estate
-----------------------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation                CT (1) (*)          Aetna Life Insurance     100%             Real Estate Investment and
                                                          Company                                   Management
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Institutional Investors I       CT (2) (**)         Aetna Life Insurance      13%(d)          Real Estate Investment
Limited Partnership                                       Company
-----------------------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak Park              CA (2) (**)         Aetna Life Insurance      80%             Real Estate
Condominium Associates                                    Company
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Capitol District Energy Center        CT (2) (**)         AE Fourteen, Inc.         50%             Cogeneration of Electrical Power
Cogeneration Associates
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Affordable Housing, Inc.        CT (1) (*)          Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.                      DE (1) (*)          Aetna Life Insurance     100%             General Business Corporation
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.                    DE (5) (**)         Aetna Life Insurance      99%(e)          General Business Corporation
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln 455 Market Street             CA (2) (**)         Aetna Life Insurance      90%(f)          Real Estate
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Circulation L.L.C.                    CT (5) (**)         Aetna Life Insurance     100%             General Business Corporation
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport A                 CA (2) (**)         Aetna Life Insurance      50%(g)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 8          CA (2) (**)         Aetna Life Insurance      50%(h)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 9          CA (2) (**)         Aetna Life Insurance      50%(i)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 10         CA (2) (**)         Aetna Life Insurance      50%(j)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 11         CA (2) (**)         Aetna Life Insurance      50%(k)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------

-------------

(e)  BPC Equity, Inc. owns 1% of this Limited Liability Company.

(f)  89% general partner and 1% limited partner.

(g) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(h) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(i) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(j) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(k) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 14         CA (3) (**)         Aetna Life Insurance      60%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle McDowell Investors, L.L.C.   DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
1111 Pasquinelli Dr. L.L.C.           DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
1400 Busch Parkway, L.L.C.            DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park Associates    CA (2) (**)         Aetna Life Insurance      99%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Hamilton Partnership            IL (2) (**)         Aetna Life Insurance      62%             Real Estate
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Mall Owners LLC                       DE (5) (**)         Aetna Life Insurance      50%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Baltimore East Hotel Investors LLC    MD (5) (***)        Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Carlyle Club Apartments Investors,    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Citation Club Investors, L.L.C.       DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Birtcher Aetna-Laguna Hills           CA (2) (**)         Aetna Life Insurance      68%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Harbor Investment Partners            CA (2) (**)         Aetna Life Insurance      99%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas I Associates  TX (2) (**)         Aetna Life Insurance      99%(l)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------

-----------

(l) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Trevose Hospitality, Inc.             CT (1) (**)         Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I                TX (2) (**)         Aetna Life Insurance      99%(m)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II               TX (2) (**)         Aetna Life Insurance      99%(n)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited Partnership      AZ (2) (**)         Aetna Life Insurance      80%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Sturbridge Square Apartments          DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors LLC                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
900 North Stuart Street Investors     DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.                    CT (1) (*)          Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.                  CT (1) (*)          Aetna Life Insurance     100%             Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.                   CT (1) (*)          Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Southfield Partners                   MD (2) (**)         Aetna Life Insurance      99%(o)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln Rancho Cucamonga Associates   CA (2) (**)         Aetna Life Insurance      60%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Metroplace Office Investors L.L.C.    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------

---------------

(m) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

(n) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

(o) Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% general partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Stuart Park Associates, L.L.C.        VA (5) (***)        900 North Stuart Street   50%             Real Estate Holding Company
                                                          Investors L.L.C.
-----------------------------------------------------------------------------------------------------------------------------------
1010 Executive Court, L.L.C.          DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Becknell Properties                   IL (2) (**)         Aetna Life Insurance      75%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
3365 Enterprise Avenue Investors,     DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Cherry Hill Investors L.L.C.          CT (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Industrial Park             DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors, L.L.C.                                         Company
-----------------------------------------------------------------------------------------------------------------------------------
1135 Arbor Drive Investors L.L.C.     DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Centrum Associates                    CA (2) (**)         Aetna Life Insurance      65%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Financial Associates        AZ (2) (**)         Aetna Life Insurance      60%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited Partnership   CT (2) (**)         Aetna Life Insurance      75%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Champions Richland Northcourte        TX (2) (*)          Aetna Life Insurance      99%(p)          Real Estate Investment
Partnership                                               Company
-----------------------------------------------------------------------------------------------------------------------------------
Chris-Town Village Associates         AZ (2) (**)         Aetna Life Insurance      50%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Maxxim Coinvestment Fund IV, LLC      DE (5)(*)           Aetna Life Insurance     100%             Private Equity Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------

--------------------

(p) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC              DE (5) (**)         Aetna Life Insurance      99%(q)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners II                    TX (2) (**)         Aetna Life Insurance      50%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center               AZ (2) (**)         Aetna Life Insurance      50%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Canyon Springs Investment Partners    TX (2) (**)         Aetna Life Insurance     100%(r)          Real Estate Holding Company
L.P.                                                      Company
-----------------------------------------------------------------------------------------------------------------------------------
Cambridgeside Galleria                MA (2) (**)         Aetna Life Insurance      50%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Circon Coinvestment Fund IV, LLC      DE (5) (*)          Aetna Life Insurance     100%             Private Equity Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
EBF Group L.L.C.                      DE (5) (*)          Aetna Life Insurance      22%             Private Equity Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
8550 Freeport Parkway South LP        TX (2) (***)        Aetna Life Insurance      99%(s)          Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Summit-Plano Investors LP             TX (2) (***)        Aetna Life Insurance      99%(t)           Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Stamford Town Center Investors        DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
ADBI Partnership                      FL (2) (**)         Aetna Life Insurance      30%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Pratt Street Hotel LLC                MD (2) (*)          Aetna Life Insurance      99%(u)           Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------

(q) Aetna Life Insurance Company is a 99% member and Bay Area Mall, Inc., is a 1% member.

(r) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

(s) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc is a 1% general partner.

(t) Aetna Life Insurance Company is a 99% limited partner and Trumbull Four, Inc. is a 1% general partner.

(u) Aetna Life Insurance Company is a 99% member and Trumbull One, Inc. is a 1% member.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
737 North Michigan Avenue Investors   DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Business Campus Investors    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
I L.L.C.                                                  Company
-----------------------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave. Limited              WA (2) (**)         Aetna Life Insurance      91%(v)          Real Estate Investment
Partnership                                               Company
-----------------------------------------------------------------------------------------------------------------------------------
Thace Associates                      MI (2) (**)         Aetna Life Insurance      25%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Rich-Taubman Associates               MA (2) (***)        Stamford Town Center      50%             Real Estate Holding Company
                                                          Investors L.L.C.
-----------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center        GA (2) (**)         Aetna Life Insurance      99%(w)          Real Estate Investment
Limited Partnership                                       Company
-----------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center        GA (2) (**)         Aetna Life Insurance      99%(x)          Real Estate Investment
Phase II Limited Partnership                              Company
-----------------------------------------------------------------------------------------------------------------------------------
777 Oak Lane, L.L.C.                  DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.                   DE (5) (**)         Aetna Life Insurance     100%             Private Equity Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Southeast Second Avenue, Inc.         DE (1) (*)          Aetna Life Insurance     100%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
1401 West 22nd Street Investors,      DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------

----------------

(v) Aetna Life Insurance Company is a 90% general partner and a 1% limited partner.

(w) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(x) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Towns of Chapel Hill Apartments,      DE (2) (***)        Aetna Life Insurance      99%(y)          Real Estate Holding Company
L.P.                                                      Company
-----------------------------------------------------------------------------------------------------------------------------------
Freeport Office Center, L.P           DE (2) (***)        Aetna Life Insurance      99%(z)           Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
The Vinings at Delray Beach           DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Apartments Investors L.L.C.                               Company
-----------------------------------------------------------------------------------------------------------------------------------
Central Trust Center Associates       OH (2) (**)         Aetna Life Insurance      15%             Real Estate Investment
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
South Center I & II Investors L.L.C.  DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
South Center III & IV Investors       DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Quail Ridge Drive Investors, L.L.C.   DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
3360 Enterprise Avenue Investors      DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Westlake Greens Apartments            DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors, LLC                                            Company
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Center II Investors L.L.C.  DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Dakota McDowell Investors L.L.C.      DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Business Campus Investors    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
II L.L.C.                                                 Company
-----------------------------------------------------------------------------------------------------------------------------------

------------------

(y) Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.

(z) Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Business Campus              DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors III L.L.C.                                      Company
-----------------------------------------------------------------------------------------------------------------------------------
Mountain View Crossing Investors      DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Parcel 6 Meridian Parkway Investors   DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
The Vintage at Hyland Hills           DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors L.L.C.                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Airport Square Holdings I, L.L.C.     DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Airport Square Holdings III, L.L.C.   DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Airport Square Holdings VI and VII    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
9709 Third Avenue Investors LLC       DE (5) (*)          Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Sawgrass Office Campus Investors LLC  DE (5) (*)          Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Airport Square Holdings VIII, L.L.C.  DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Airport Square Holdings IX, L.L.C.    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Meridian at Carlyle Apartments        DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors L.L.C.                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
2155 Louisiana Avenue Investors       DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Village Green of Rochester            DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Apartments Investors L.L.C.                               Company
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Novi Town Center Investors L.L.C.     DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Village Park of Mayfield Investors    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
L.L.C.                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
8909 Purdue Road Investors L.L.C.     DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Battleground Plaza Investors LLC      DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
1251 Port Road Investors LLC.         DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
RESA-CA Investors LLC                 DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Concourse Office Plaza L.L.C.         DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Village Green of Ann Arbor            DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors L.L.C.                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
1245 Fordham Drive Apartments         DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
Investors LLC                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
Santa Fe Industrials Investors LLC    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
720 Fullerton Avenue Investors LLC    DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Oakview Eagan Investors LLC           DE (5) (***)        Aetna Life Insurance     100%             Real Estate Holding Company
                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Holdings, Inc.       CT (1) (*)          Aetna Retirement         100%             Holding Company
                                                          Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance and Annuity      CT (1) (*)          Aetna Retirement         100%             Life Insurance, Pensions And
Company                                                   Holdings, Inc.                            Annuities
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Services Holding Company, Inc.  CT (1) (*)          Aetna Retirement         100%             Holding Company for Service
                                                          Holdings, Inc.                            Contract Companies
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Retail Holding Company, Inc.    CT (1) (*)          Aetna Retirement         100%             Holding Company for Retail
                                                          Holdings, Inc.                            Distribution Companies
-----------------------------------------------------------------------------------------------------------------------------------
Bentana Technologies, Inc.            CT (1) (*)          Aetna Retirement          50%(aa)         Information Technology Company
                                                          Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Trust Company, FSB              Federal (6) (*)     Aetna Retirement         100%             Federal Savings Bank
                                                          Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Systematized Benefits                 CT (1) (*)          Aetna Services Holding   100%             Third Party Administrator
Administrators, Inc.                                      Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Financial Services, Inc.        CT (1) (*)          Aetna Retail Holding,    100%             Broker-Dealer and Investment
                                                          Company, Inc.                             Advisor
-----------------------------------------------------------------------------------------------------------------------------------
FNI International, Inc.               CA (1) (*)          Aetna Retail Holding     100%             Holding Company
                                                          Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency Holding        CT (1) (*)          Aetna Retail Holding     100%             Holding Company
Company, Inc.                                             Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Adviser Holding      CT (1) (*)          Aetna Life Insurance     100%             Holding Company for Investment
Company, Inc.                                             and Annuity Company                       Adviser Companies
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of America    FL (1) (*)          Aetna Life Insurance     100%             Write/Reinsure Life and Annuity
                                                          and Annuity Company                       Business
-----------------------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund, Inc.           MD (1) (**)         Aetna Life Insurance     100%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                   MA (4) (**)         Aetna Life Insurance      97%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund            MA (4) (**)         Aetna Life Insurance      97%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc.    CT (1) (*)          Aetna Investment         100%             Investment Advisor
                                                          Adviser Holding
                                                          Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

----------

(aa) U.S. Healthcare Financial Services, Inc. owns 50% of Bentana Technologies, Inc.

June 30, 2000
                            COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                               STATE               IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.       MD (1) (**)         Aetna Life Insurance      99%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                   MA (4) (**)         Aetna Life Insurance      98%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.               MD (1) (**)         Aetna Life Insurance      99%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.               MD (1) (**)         Aetna Life Insurance      27%(bb)         Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund                        MA (4) (**)         Aetna Life Insurance     100%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Generation Portfolios, Inc.     MD (1) (**)         Aetna Life Insurance     100%             Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.              MD (1) (**)         Aetna Life Insurance     97%(cc)          Regulated Investment Company
                                                          and Annuity Company                       (Mutual Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Services, Inc.       CT (1) (*)          Aetna Life Insurance     100%             Distribute Securities Products -
                                                          and Annuity Company                       ALIAC and Outside Funds
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management           Bermuda (1) (*)     Aeltus Investment        100%             Holding Company
(Bermuda) Holdings Limited                                Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company                  CT (1) (*)          Aeltus Investment        100%             Fiduciary Powers re Banking
                                                          Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.                  CT (1) (*)          Aeltus Investment        100%             Broker-Dealer Related Functions
                                                          Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Elijah Asset Management, Limited      DE (5) (**)         Aeltus Investment         25%             Investment Adviser
Liability Company                                         Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------

(bb)   Aetna Life Insurance Company owns 1% of Aetna Series Fund, Inc.

(cc)   Aetna Insurance Company of America owns 3% of Portfolio Partners, Inc.

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER              OWNERSHIP   PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
China Dynamic Investment Management  Hong Kong (1) (**)  Aetna Investment Management   50%        Establish and Manage Collective
(Hong Kong) Limited                                      (Bermuda) Holdings Limited               Investment Scheme
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment         CA (1) (*)          FNI International, Inc.      100%        Broker/Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Agency of               MA (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Massachusetts, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services, Inc.          CA (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services of Alabama,    AL (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services of Nevada,     NV (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment         HI (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Corporation of Kauai, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment         HI (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Corporation of Hawaii
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment         HI (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Corporation of Hilo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Agency, Kansas, Inc.    KS (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services HI, Inc.       HI (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment         HI (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Corporation, Honolulu, Inc.
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER              OWNERSHIP   PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment         PR (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Corporation, Puerto Rico, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Agency, New Jersey,     NJ (1) (*)          FNI International, Inc.      100%        Solicitation of Insurance Business
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of Ohio,      Ohio (1) (*)        Aetna Insurance Agency        90%(dd)    Insurance Agency for the
Inc.                                                     Holding Company, Inc.                    Marketing of Registered and
                                                                                                  Nonregistered Insurance Products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency, Inc.         CT (1) (*)          Aetna Insurance Agency       100%        Insurance Agency for the
                                                         Holding Company, Inc.                    Marketing of Registered and
                                                                                                  Nonregistered Insurance Products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of            MA (1) (*)          Aetna Insurance Agency       100%        Insurance Agency for the
Massachusetts, Inc.                                      Holding Company, Inc.                    Marketing of Registered and
                                                                                                  Nonregistered Insurance Products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of Alabama,   AL (1) (*)          Aetna Insurance Agency       100%        Insurance Agency for the
Inc.                                                     Holding Company, Inc.                    Marketing of Registered and
                                                                                                  Nonregistered Insurance Products
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings         Hong Kong (1) (*)   Aetna International, Inc.    100%        Holding Company for Insurance and
(Hong Kong) I Limited                                                                             Financial Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company         Bermuda (1) (**)    Aetna International, Inc.     61%(ee)    Life Disability and Employee
(Bermuda) Limited                                                                                 Benefits Ins. in H.K.
------------------------------------------------------------------------------------------------------------------------------------
Strategic Investors Asia Ltd.        Bermuda (1) (**)    Aetna International, Inc.     49%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund Management  CT (1) (*)          Aetna International, Inc.    100%        Investment Management Services
Inc.
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(dd) Non-voting interest

(ee) Strategic Investors Asia Ltd. Owns 39% of Aetna Life Insurance Company (Bermuda) Ltd.

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER              OWNERSHIP   PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Information Technology         PRC (1) (*)         Aetna International, Inc.    100%        Information Services Company
(Guanghzou) Limited
------------------------------------------------------------------------------------------------------------------------------------
AII 1, L.L.C.                        CT (1) (**)         Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
AII 2, L.L.C.                        CT (1) (**)         Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
AII 3, L.L.C.                        CT (1) (**)         Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
AII 4, L.L.C.                        CT (1) (**)         Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman) Ltd.         Cayman (1) (**)     Aetna International, Inc.    100%        Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Argentina S.A.                 Argentina (1) (*)   Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.                 CT (1) (*)          Aetna International, Inc.     80%        Dedicated Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of      CT (1) (*)          Aetna International, Inc.    100%        Life Insurance
America
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings         Hong Kong (1) (*)   Aetna International, Inc.    100%        Holding Company
(Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional y Compania,      Mexico (1) (*)      Aetna International, Inc.    64%(ff)     Holding Company
S. de R.L. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna S.A.                           Chile (1) (*)       Aetna International, Inc.    100%        Holding Co.
------------------------------------------------------------------------------------------------------------------------------------
Arcelia Limited                      Hong Kong (1) (*)   Aetna International, Inc.    100%        Investment & Holding Co. for
                                                                                                  Aetna's Asia Pacific Operations
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Bermuda        Bermuda (1) (*)     Aetna International, Inc.    100%        Insurance, Guaranteed and
Limited                                                                                           Indemnity Business
------------------------------------------------------------------------------------------------------------------------------------
Inversiones Mercantil Aetna, C.A.    Venezuela (1) (*)   Aetna International, Inc.     50%        Insurance Company
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(ff) AE Five, Inc. owns 36% of Aetna Internacional y Compania, S. de R.L.
     de C.V.

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER              OWNERSHIP   PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment Holdings      Taiwan (1) (*)      Aetna Life Insurance Company  80%        Holding Company
Limited                                                  of America
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty              Netherlands         Aetna International, Inc.    100%        Finance Investment Company
International Finance N.V.           Antilles (1) (*)
------------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Seguros de         Brazil (1) (**)     Aetna International, Inc.     49%        Insurance
Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings, Inc.         CT (1) (*)          Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Securities Investment          Taiwan (1) (*)      Aetna International, Inc.     80%        Securities Investment Advisor
Management (Taiwan) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
AE Five Incorporated                 CT (1) (*)          Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Powszechne Towarzystwo Emerytalne    Poland (1) (*)      Aetna International, Inc.     40%        Pension Fund Corporation
PBK
------------------------------------------------------------------------------------------------------------------------------------
Pacific-Aetna Life Insurance Co.,    PRC (3) (**)        Aetna International, Inc.     50%(gg)    Life Insurance
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
The Aetna Heiwa Life Insurance       Japan (1) (**)      Aetna International, Inc.     99%        Life Insurance Company
Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna MPF Limited                    Hong Kong (1) (*)   Aetna International, Inc.     50%(hh)    Investment Management & Advisory
                                                                                                  Services for Individual Clients
                                                                                                  and Investment Funds
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(gg) Aetna Life Insurance Company owns 1% of Pacific - Aetna Life Insurance Co. Ltd.

(hh) The remaining 50% interest in this entity is held by AII 1-4, L.L.C.

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER              OWNERSHIP   PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Investments Inc.        Canada (1) (*)      Aetna International, Inc.    100%        Health Investment Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management          Taiwan (1) (*)      Aetna International, Inc.     80%        Provide Non-Security Business and
(Taiwan) Limited                                                                                  Investment Advice
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.) Limited          New Zealand (1) (*) Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna (H.K.) Services Limited        Hong Kong (1) (*)   Aetna International, Inc.    100%        Investment Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Osatspa Insurance Co. Ltd.           Thailand (1) (**)   Aetna International, Inc.     20%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Osatspa Life Insurance Co., Ltd.     Thailand (1) (**)   Aetna International, Inc.     80%        Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Phillippine Ventures, Inc.     Phillippine (1) (*) Aetna International, Inc.    100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Seguros Mercantil, C.A.              Venezuela (1) (*)   Inveriones Mercantil Aetna,  100%        Insurance Company
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Inversiones Veninversa, C.A.         Venezuela (1) (*)   Seguros Mercantil, C.A.      100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Estacionamiento Vence, C.A.          Venezuela (1) (*)   Seguros Mercantil, C.A.      100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Retiro   Venezuela (1) (*)   Seguros Mercantil, C.A.      100%        Pension Company
Mercantil
------------------------------------------------------------------------------------------------------------------------------------
First Canadian Health Management     Canada (1) (**)     Aetna Health Investments,     49%        Managed Health Services
Corporation, Inc.                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Inc.            Philippines (1) (*) Aetna Philippine Ventures,   100%        Life Insurance
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.               Philippines (1) (*) Aetna Philippine Ventures,   100%        Insurance
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Services Company     Hong Kong (1) (**)  Aetna Life Insurance Company  100%       Management Services to Associate
Limited                                                  (Bermuda) Limited                        Companies
------------------------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia) SDN. BHD.      Malaysia (1) (*)    Aetna International Holdings   91%       Holding Company
                                                         (Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Genesis Healthcare SDN, BHD          Malaysia (1) (*)    Daya Aetna (Malaysia) SDN,    100%       Health Insurance Company
                                                         BHD
------------------------------------------------------------------------------------------------------------------------------------
Aetna Trust Limited                  Hong Kong (1) (*)   Aetna International, Inc.     100%       Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Universal Insurance Berhad     Malaysia (1) (*)    Daya Aetna (Malaysia) SDN.    100%       Individual Life, Home Service,
                                                         BHD.                                     Group and General Insurance
------------------------------------------------------------------------------------------------------------------------------------
P.T. Aetna Life Indonesia            Indonesia (1) (**)  Aetna Life Insurance Company   80%       Limited Liability Life Insurance
                                                         of America                               Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investments Holdings     Taiwan (1) (*)      Aetna Life Insurance Company   80%       Trading Co. - Marketing of Gifts
Limited                                                  of America                               and Souveniers
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.                Taiwan (1) (**)     Aetna Heart Investment        100%       Trading Company - Marketing of
                                                         Holdings Limited                         Gifts and Souvenirs
----------------------------------------------------------------------- ---------------------------------------- -------------------
Aetna South Life Agency Co., Ltd.    Taiwan (1) (**)     Aetna Heart Investment        100%       Administrative Support
                                                         Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Agency Co.      Taiwan (1) (*)      Aetna Heart Investments        50%       Life Insurance Company
                                                         Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Huei Hong Securities Co., Ltd.       Taiwan (1) (*)      Aetna Heart Investment         20%       Securities Trading
                                                         Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Publishing Company Ltd.  Taiwan (1) (*)      Aetna Heart Investment        100%       Trading Company
                                                         Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Sinopac Credit Card Company    Taiwan (1) (*)      Aetna Heart Investment         50%       Financial Services Credit Card
Limited                                                  Holdings Limited                         Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands) Holdings B.V.    Netherlands (1) (*) Aetna Life and Casualty       100%       Finance Company
                                                         International Finance N.V.
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A. de C.V.       Mexico (1) (**)     Aetna Internacional y          49%       Insurance and Reinsurance Company
                                                         Compania S de R.L. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Inverval de Mexico S.A. de C.V.      Mexico (1) (*)      Aetna Internacional y          98%       Holding Company
                                                         Compania S de R.L. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
AE Five y Compania S. de R.L. de     Mexico (1) (*)      Aetna Internacional y         100%       Limited Limitability Company
C.V.                                                     Compania S de R.L. de C.V.               Formed Under Mex. Law for The
                                                                                                  Purpose of Issuing Cpos in Mexico.
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos Para el     Mexico (1) (**)     Aetna Internacional y          33%(ii)   Retirement Funds Management
Retiro Bancomer, S.A. de C.V.                            Compania S de R.L. de C.V.               Company
------------------------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de C.V.            Mexico (1) (**)     Aetna Internacional y          49%       Legal Administration and Financial
                                                         Compania S de R.L. de C.V.               Services
------------------------------------------------------------------------------------------------------------------------------------
Pensiones Bancomer S.A. de C.V.      Mexico (1) (**)     Aetna Internacional y          49%       Insurance Company
                                                         Compania S de R.L. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Asesores en Promociones Segunomina   Mexico (1) (**)     Seguros Bancomer, S.A.         67%(jj)   Marketing of Seguros
S.A. de C.V.                                             de C.V.                                  Products/Payroll Discounts
------------------------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A. de C.V.        Mexico (1) (**)     Seguros Bancomer, S.A.        100%       Administrative Services in
                                                         de C.V.                                  Connection with Insurance Claims
------------------------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.                Mexico (1) (**)     Seguros Bancomer, S.A.        100%       Services for Insureds for
                                                          de C.V.                                 Hospitals Admissions and Claims
                                                                                                  Processing
------------------------------------------------------------------------------------------------------------------------------------
Servicios Corporativos Bancomer S.A. Mexico (1) (**)     Administradora de Fondos       99%       Pension Administration
                                                         para  el Retiro Bancomer,
                                                         S.A. de C.V.
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(ii) Santa Maria Internacional S.A. owns 16% of Administradora de Fondos para el Retiro Bancomer, S.A. de C.V.

(jj) Pensiones Bancomer, S.A. de C.V. owns 33% of Aserores en Promociones Segunomina, S.A. de C.V.

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Futuro Familiar S.A. de C.V.         Mexico (1) (**)     Pensiones Bancomer,           100%       Marketing of Financial Services
                                                         S.A. de C.V.                             & Products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros Generales S.A.   Chile (1) (*)       Aetna S.A.                     98%       Casualty Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Administradora de Fondos de    Chile (1) (*)       Aetna S.A.                    100%       Real Estate Investment Trust
Inversion S.A.                                                                                    Management Co.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros de Vida S.A.     Chile (1) (*)       Aetna S.A.                    100%       Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.                 Chile (1) (*)       Aetna S.A.                    100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Credito Hipotecario S.A.       Chile (1) (*)       Aetna S.A.                    100%       Mortgage Company
------------------------------------------------------------------------------------------------------------------------------------
Cruz-Blanca Isapre, S.A.             Chile (1) (*)       Aetna S.A.                     81%       Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Peru S.A.        Peru (1) (*)        Aetna S.A.                     86%(kk)   Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                     Chile (1) (*)       Aetna S.A.                     90%       Health Indemnity - Chile
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de          Chile (1) (*)       Aetna Pensiones S.A.           97%       Pension Funds Management Company
Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Santa Maria Internacional S.A.       Chile (1) (*)       Administradora de Fondos de   100%       Pension Administration
                                                         Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Immobilaria Padre Mariano S.A.       Chile (1) (*)       Aetna Credito Hipotecario S.A. 99%(ll)   Real Estate Development
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(kk) Aetna Chile Seguros de Vida S.A. and Aetna Chile Seguros Generales S.A. have combined ownership of 14%

(ll) Aetna S.A. owns 1% of this company

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Inmobiliaria Inmarangatn S.A.        Chile (1) (*)       Inmobiliaria Padre Mariano     15%       Service Company
                                                         S.A.
------------------------------------------------------------------------------------------------------------------------------------
Asesories Previdencia                Chile (1) (*)       Inmobiliaria Padre Mariano     99%       Service Company
                                                         S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru S.A.            Peru (1) (**)       Santa Maria Internacional S.A. 66%(mm)   Investment
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de          Peru (1) (**)       Aetna Pensiones Peru S.A.      40%(nn)   Pension Funds Management Company
Pensiones Integra S.A.
------------------------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania de Seguros      Peru (1) (**)       Aetna International Peru S.A.  34%       Insurance and Reinsurance
S.A.
------------------------------------------------------------------------------------------------------------------------------------
Novasalud Peru S.A. Entidad          Peru (1) (**)       Wiese Aetna Compania de        50%       Insurance subsidiary
Prestadora de Salud                                      Seguros S.A.
------------------------------------------------------------------------------------------------------------------------------------
Cruz Blanca Entidad Protomotra de    Columbia (1) (*)    Cruz Blanca Isapre, S.A.       50%       Pension Insurance Company
Salud S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Companhia          Brazil (1) (*)      Sul America Aetna Seguros     100%       Pension
Nacional de Seguros e Previdencia                        de Previdencia S.A.
Privada
------------------------------------------------------------------------------------------------------------------------------------
Sul America Servicos Medicos S.A.    Brazil (1) (*)      Sul America Aetna Seguros     100%       Health Administrator
                                                         de Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Clube Dos Executivos, S.A.           Brazil (1) (*)      Sul American Aetna Seguros    100%       Life insurance sponsor
                                                         de Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(mm) Aetna S.A. owns 34% of this company

(nn) Aetna Pensiones Peru S.A. owns 40% of this company

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Executivos S/A Administracao e       Brazil (1) (*)      Clube Dos Executivos S.A.      99%       Administrative Services
Promocao de Seguros
------------------------------------------------------------------------------------------------------------------------------------
Executivos Corretorae                Brazil (1) (*)      Clube Dos Executivos S.A.      99%       Administrative Services
Administradora de Seguros S/C LTDA
------------------------------------------------------------------------------------------------------------------------------------
Sulalet Servisos Medicos             Brazil (1) (*)      Sul America Aetna Companhia   100%       Healthcare Services
                                                         Nacional de Seguros e
                                                         Previdencia Privada
------------------------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia de Segoros     Brazil (1) (*)      Sul America Aetna Companhia    51%       Insurance
                                                         Nacional de Seguros e
                                                         Previdencia Privada.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance (N.Z.) Limited  New Zealand (1) (*) Aetna Health (N.Z.) Limited   100%       Group Benefits/Pension Management
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs (N.Z.) Limited         New Zealand (1) (*) Aetna Health (N.Z.) Limited   100%       Indemnity Health Insurance
------------------------------------------------------------------------------------------------------------------------------------
First Health Limited                 New Zealand (1) (*) Aetna Health (N.Z.) Limited   100%       Super Annuitization/Long Term Care
------------------------------------------------------------------------------------------------------------------------------------
Prime Health Limited                 New Zealand (1) (*) First Health Limited           50%       Buying and Managing Risk for
                                                                                                  Publicly Funded Health Services
                                                                                                  and Providing Management Services
                                                                                                  and Infrastructure to its
                                                                                                  Network of Doctors
------------------------------------------------------------------------------------------------------------------------------------
Managed Care New Zealand Limited     New Zealand (1) (*) Human Affairs (NZ) Limited    100%       Long Term Care Provider
------------------------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited                 Hong Kong (1) (*)   Aetna (H.K.) Services Limited 100%       Investment Management & Securities
                                                                                                  Trading
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management (F.E.)   Hong Kong (1) (*)   Aetna (H.K.) Services Limited 100%       Nominee Services Holding Assets
Limited                                                                                           of AIM F.E.'s Customers in
                                                                                                  Street Name
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment &    Taiwan (1) (***)    Aetna (H.K.) Services Limited  20%       Securities Investment & Trust
Trust Co. Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Kwang Hua Investment & Trust (H.K.)  Hong Kong (1) (***) Kwang HUA Securities          100%       Investment Company
Co. Ltd                                                  Investment & Trust Co. Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment      Taiwan (1) (***)    PLJ Holdings Limited           20%       Investment Consulting Company
Consultant Co. Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                     Argentina (1) (*)   Aetna Argentina, S.A.         100%       Managing of Health Services
------------------------------------------------------------------------------------------------------------------------------------
Assistencia Medica Social Argentina  Argentina (1) (*)   Aetna Argentina, S.A.         100%       Healthcare Management
S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.                      Argentina (1) (*)   Aetna Argentina, Inc..        100%       Health and Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Financial Services,  DE (1) (*)          Aetna U.S. Healthcare Inc.    100%       Holding Company
Inc.                                                     (PA)
------------------------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.               DE (1) (*)          Aetna U.S. Healthcare Inc.    100%       Holding Company
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management, Inc.        DE (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO Management Company
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans, Inc.           DE (1) (*)          Aetna U.S. Healthcare Inc.    100%       Holding Company
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental Plan,   PA (1) (*)          Aetna U.S. Healthcare Inc.    100%       Dental
Inc.                                                      (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental Plan,   NJ (1) (*)          Aetna U.S. Healthcare Inc.    100%       Dental
Inc.                                                     (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental Plan,   DE (1) (*)          Aetna U.S. Healthcare Inc.    100%       Dental
Inc.                                                     (PA)
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company        NY (1) (*)          Aetna U.S. Healthcare Inc.    100%       Accident and Health Insurance
                                                         (PA)                                     Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Insurance Company   PA (1) (*)          Aetna U.S. Healthcare Inc.    100%       Accident and Health Insurance
                                                         (PA)                                     Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.              MD (1) (*)          Aetna U.S. Healthcare Inc.    100%       Utilization Review
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          NJ (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.                NY (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          CT (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          MA (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc. (DE)     DE (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of New         NH (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
Hampshire, Inc.                                          (PA)
------------------------------------------------------------------------------------------------------------------------------------
Prudential Health Care Plan, Inc.    TX (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Prudential Health Care Plan of New   NY (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
York, Inc.                                               (PA)
------------------------------------------------------------------------------------------------------------------------------------
Prudential Health Care Plan of       CT (1) (*)          Aetna U.S. Healthcare Inc.    100%       HMO
Connecticut, Inc.                                        (PA)
------------------------------------------------------------------------------------------------------------------------------------
Criterion Communications, Inc.       DE (1)(*)           Aetna U.S. Healthcare Inc.    100%       HMO
                                                         (PA)
------------------------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc.             DE (1) (*)          U.S. Healthcare Financial     100%       DE Holding Company
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Investments, Inc.        DE (1) (*)          U.S. Healthcare Financial     100%       DE Holding Company
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
United States Physicians Care        PA (1) (*)          U.S. Healthcare Financial     100%       Financial Services to Physicians
Systems, Inc.                                            Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Home Health Care       PA (1) (*)          U.S. Healthcare Financial     100%       Inactive - other Medical Services
Systems, Inc.                                            Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation Corp.           PA (1) (*)          U.S. Healthcare Financial     100%       Ownership and Operation of
                                                         Services, Inc.                           Airplanes
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Properties, Inc.     PA (1) (*)          U.S. Healthcare Financial     100%       Holding Company for Real Estate
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Intelihealth, Inc.                   DE (1) (*)          U.S. Healthcare Financial     100%       Software Development
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
USHC Management Services             DE (1) (*)          U.S. Healthcare Financial     100%       Management and Financial Services
Corporation                                              Services, Inc.                           to Network Providers
------------------------------------------------------------------------------------------------------------------------------------
Integrated Pharmacy Solutions, Inc.  FL (1) (*)          U.S. Healthcare Financial     100%       Pharmaceutical
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Bentana Technologies, Inc.           CT (1) (*)          U.S. Healthcare Financial      50%(oo)   Information Technology Company
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Interactive    DE (1) (*)          Aetna U.S. Healthcare          80%(pp)   Shell corp. set up to handle
Inc.                                                     Financial Services, Inc.                 health's internet portal
                                                                                                  operations
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Advantage, Inc.      DE (1) (*)          Advent Investments, Inc.      100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Wissahickon Payment Administrators,  DE (1) (*)          Advent Investments, Inc.      100%       Third Party Administrator
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Financial Services, Inc.      DE (1) (*)          U.S. Healthcare Advantage,    100%       Holding Company
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Administrators,     PA (1) (*)          Advent Financial Services,    100%       Third Party Administrator for
Inc.                                                     Inc.                                     Self-Insured Plans
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(oo) Aetna Retirement Holdings, Inc. owns 50% of Bentana Technologies, Inc.

(pp) Aetna Health Management, Inc. owns 20% of Aetna U.S. Healthcare Interactive Inc.

June 30, 2000
                            COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Managed Care Coordinators, Inc.      DE (1) (*)          Advent Financial Services,    100%       Evaluation and Administration of
                                                         Inc.                                     Multiple Health Plans
------------------------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation             PA (1) (*)          Advent Financial Services,    100%       Shell
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Algorithms, Inc.        PA (1) (*)          Advent Financial Services,    100%       Services to Analyze the Quality
                                                         Inc.                                     and Effectiveness of Medical Care
------------------------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage, Inc.         PA (1) (*)          Advent Financial Services,    100%       Case Management and other Medical
                                                         Inc.                                     Management Services for Employers
                                                                                                  on Costs Related to Workers'
                                                                                                  Compensation Claims
------------------------------------------------------------------------------------------------------------------------------------
Primary Investments, Inc.            DE (1) (*)          Primary Holdings, Inc.        100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
United States Health Care Systems    PA (1) (*)          Primary Investments, Inc.     100%       HMO
of Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.           MD (1) (*)          Primary Investments, Inc.      15%(qq)   HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of the         NC (1) (*)          Primary Investments, Inc.     100%       HMO
Carolinas, Inc.
---------------------------------------------------------------------------------------- -------------------------------------------
Aetna U.S. Healthcare Holdings, Inc. DE (1) (*)          Primary Investments, Inc.     100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          MI (1) (*)          Primary Investments, Inc.     100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          OK (1) (*)          Primary Investments, Inc.     100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.                MO (1) (*)          Primary Investments, Inc.     100%       HMO
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(qq) NYLCare Health Plans, Inc. owns 44% and Aetna Health Management, Inc. owns 41% of Aetna U.S. Healthcare, Inc. (MD)

June 30, 2000
                            COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          CO (1) (*)          Aetna U.S. Healthcare         100%       HMO
                                                         Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.           WA (1) (*)          Primary Investments, Inc.     100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company        CT (1) (*)          Primary Investments, Inc.     100%       Accident and Health Insurance
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Chickering Claims Administrators,    MA (1) (**)         Primary Investments, Inc.      47%       Third Party Claims Administration
Inc.                                                                                              Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,    GA (1) (*)          Primary Investments, Inc.      63%(rr)   HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Prudential Health Care Plan of       GA (1) (*)          Primary Investments, Inc.     100%       HMO
Georgia, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          OH (1) (*)          Aetna Health Management, Inc. 100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          MD (1) (*)          Aetna Health Management, Inc.  41%(ss)   HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          FL (1) (*)          Aetna Health Management, Inc. 100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          TN (1) (*)          Aetna Health Management, Inc. 100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of California  CA (1)(*)           Aetna Health Management, Inc. 100%       HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          AZ (1) (*)          Aetna Health Management, Inc. 100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Interactive    DE (1) (*)          Aetna Health Management, Inc.  20%(tt)   Shell corp. set up to handle
Inc.                                                                                              health's internet portal
                                                                                                  operations
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(rr) Aetna Health Management, Inc. owns 37% of Aetna U.S. Healthcare of Georgia, Inc.

(ss) NYLCare Health Plans, Inc. owns 44% and Primary Investments, Inc. owns 15% of Aetna U.S. Healthcare, Inc. (MD)

June 30, 2000
                            COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Central and    PA (1) (*)          Aetna Health Management, Inc. 100%       HMO
Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Illinois,   IL (1) (*)          Aetna Health Management, Inc. 100%       HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          LA (1) (*)          Aetna Health Management, Inc. 100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          TX (1) (*)          Aetna Health Management, Inc. 100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,    GA (1) (*)          Aetna Health Management, Inc.  37%(uu)   HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.                  TX (1) (*)          Aetna Health Management, Inc.  55%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental Plan    CA (1) (*)          Aetna Health Management, Inc. 100%       Provide Pre-Paid Dental Services
of California Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Kentucky, Inc.  KY (1) (*)          Aetna Health Management, Inc. 100%       Dental Plan Organization
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of New Jersey,     NJ (1) (*)          Aetna Health Management, Inc. 100%       Dental Care
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental Plan    TX (1) (*)          Aetna Health Management, Inc. 100%       HMO Offering Single Health Service
Inc.                                                                                              Plan - Dental
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.                 DE (1) (*)          Aetna Health Management, Inc. 100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Government Health Plans, Inc.  CA (1) (*)          Aetna Health Management, Inc. 100%       Sponsors Champus Business
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(tt) U.S. Healthcare Financial Services, Inc. owns 80% of Aetna U.S. Healthcare Interactive Inc.

(uu) Primary Investments, Inc. owns 63% of Aetna U.S. Healthcare of Georgia,
     Inc.

June 30, 2000
                            COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.                DE (1) (*)          Aetna Health Management, Inc. 100%       Sponsors Health Information
                                                                                                  Service
------------------------------------------------------------------------------------------------------------------------------------
Prudential Health Care Plan of       CA (1) (*)          Aetna Health Management, Inc. 100%       HMO
California, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Prudential Dental Maintenance        TX (1) (*)          Aetna Health Management Inc.  100%       HMO Offering Single Health Service
Organization, Inc.                                                                                Plan (Dental)
------------------------------------------------------------------------------------------------------------------------------------
Southwest Physicians Life Insurance  TX (1) (*)          MED Southwest, Inc.           100%       Life and Health Insurer
Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of North       TX (1) (*)          MED Southwest, Inc.           100%       HMO
Texas Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New Jersey,    NJ (1) (*)          AUSHC Holdings, Inc.          100%       HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lonestar Holding Co.                 DE (1) (*)          NYLCare Health Plans, Inc.    100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
NYLCare of Texas, Inc.               TX (1) (*)          NYLCare Health Plans, Inc.    100%       Management Company for PPO
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of              PA (1) (*)          NYLCare Health Plans, Inc.    100%       HMO
Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
One Liberty Plaza Holdings, Inc.     DE (1) (*)          NYLCare Health Plans, Inc.    100%       Special Purpose Funding Entity for
                                                                                                  Industrial Development Agency
                                                                                                  Transaction
------------------------------------------------------------------------------------------------------------------------------------
Benefit Panel Services, Inc.         CA (1) (*)          NYLCare Health Plans, Inc.    100%       Manages HMOs
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Dental Plans of the          TX (1) (*)          NYLCare Health Plans, Inc.    100%       Dental HMO
Southwest, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sanus Preferred Providers West, Inc. CA (1) (*)          NYLCare Health Plans, Inc.    100%       PPO
------------------------------------------------------------------------------------------------------------------------------------
NYLCare of New England, Inc.         DE (1) (*)          NYLCare Health Plans, Inc.    100%       Management Company
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000
                            COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of New York,    NY (1) (*)          NYLCare Health Plans, Inc.    100%       HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of New Jersey,  NJ (1) (*)          NYLCare Health Plans, Inc.    100%       HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of              CT (1) (*)          NYLCare Health Plans, Inc.    100%       HMO
Connecticut, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Preferred Services, Inc.     MD (1) (*)          NYLCare Health Plans, Inc.    100%       PPO
------------------------------------------------------------------------------------------------------------------------------------
Sanus of New York and New Jersey,    NY (1) (*)          NYLCare Health Plans, Inc.    100%       PPO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sanus Dental Plan of N.J., Inc.      NJ (1) (*)          NYLCare Health Plans, Inc.    100%       Dental HMO
------------------------------------------------------------------------------------------------------------------------------------
The Ethix Corporation                DE (1) (*)          NYLCare Health Plans, Inc.    100%       Holding Company of PPO Network
------------------------------------------------------------------------------------------------------------------------------------
Aetna US Healthcare, Inc.            ME (1) (*)          NYLCare Health Plans, Inc.    100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
New York Life and Health Insurance   DE (1) (*)          NYLCare Health Plans, Inc.    100%       Reinsurance
Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.          MD (1) (*)          NYLCare Health Plans, Inc.     44%(vv)   HMO
------------------------------------------------------------------------------------------------------------------------------------
Lone star Health Plan, Inc.          TX (1) (*)          Lonestar Holding Co.           90%(ww)   Holding Company
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Passport PPO of the          TX (1) (*)          NYLCare of Texas, Inc.        100%       PPO
Southwest, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BPS HealthPlan Administrators        CA (1) (*)          Benefit Panel Services, Inc.  100%       Third Party Administrator
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(vv) Aetna Health Management, Inc. owns 41% and Primary Investments, Inc. owns 15% of Aetna U.S. Healthcare, Inc. (MD)

(ww) NYLCare Health Plans, Inc. owns 10% of this company.

June 30, 2000
                            COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE               IMMEDIATE OWNER               OWNERSHIP  PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
VivaHealth, Incorporated             CA (1) (*)          Benefit Panel Services, Inc.  100%       HMO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Northwest, Inc.                WA (1) (*)          The Ethix Corporation         100%       PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Northwest Public Services,     WA (1) (*)          The Ethix Corporation         100%       Managed Care Services to Medicaid
Inc.                                                                                              Recipients
------------------------------------------------------------------------------------------------------------------------------------
Ethix Midlands, Inc.                 DE (1) (*)          The Ethix Corporation         100%       PPO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of             WA (1) (*)          Ethix Northwest, Inc.         100%       HMO
Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Item 27. Number of Contract Owners
----------------------------------

     As of July 31, 2000, there were 602,683 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1999:

     (1)                       (2)                    (3)                  (4)               (5)

Name of                  Net Underwriting       Compensation
Principal                Discounts and          on Redemption          Brokerage
Underwriter              Commissions            or Annuitization       Commissions       Compensation*
-----------              -----------            ----------------       -----------       -------------
Aetna Life Insurance                               $5,240,551                             $159,707,139
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  Aetna Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

                               and

                  Opportunity Plus Service Center
                  18 Corporate Woods Blvd., Fourth Floor
                  Albany, NY  12211

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of August, 2000.

                                         VARIABLE ANNUITY ACCOUNT C OF AETNA
                                         LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                    By:  AETNA LIFE INSURANCE AND ANNUITY
                                         COMPANY
                                            (Depositor)

                                    By:    John Y. Kim*
                                         ---------------------------------------
                                           John Y. Kim
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                       Date
---------                              -----                                                       ----

John Y. Kim*                           Director and President                                 )
-------------------------------------  (principal executive officer)                          )
John Y. Kim                                                                                   )
                                                                                              )
                                                                                              )
Allan Baker*                           Director                                               )   August
-------------------------------------                                                         )
Allan Baker                                                                                   )   18, 2000
                                                                                              )
                                                                                              )
Catherine H. Smith*                    Director and Chief Financial Officer                   )
-------------------------------------                                                         )
Catherine H. Smith                                                                            )
                                                                                              )
                                                                                              )
Deborah Koltenuk*                      Corporate Controller                                   )
-------------------------------------                                                         )
Deborah Koltenuk                                                                              )


By:  /s/ Julie E. Rockmore
     --------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.       Exhibit
-----------       -------
99-B.9            Opinion and Consent of Counsel
                                                                    -------------

99-B.10           Consent of Independent Auditors
                                                                    -------------